Document And Entity Information	3 Months Ended
Jun. 28, 2013
Entity Information [Line Items]
Entity Registrant Name	COMPUTER SCIENCES CORP
Entity Central Index Key	0000023082
Document Type	8-K
Document Period End Date	Jun. 28, 2013
Amendment Flag	false